Share-based compensation - additional information (Details) € in Millions	1 Months Ended	3 Months Ended									12 Months Ended
	Jan. 31, 2017	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 01, 2019	Jan. 31, 2018	Jan. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		0.3333333333		0.3333333333		0.3333333333
RCS Media Group S.p.A.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest in investment sold	16.70%
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											9,500,000
Cumulative vesting percent											100.00%
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											0	71,136	1,136,250
Requisite service period												3 years
Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											5,182,071
Percent of units subject to certain criteria											50.00%
Requisite service period											3 years
Performance share units, adjusted ebit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											0.00%
Performance share units, adjusted ebit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											100.00%
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											5,189,237	2,473,637	1,136,250
Requisite service period											3 years
Measurement term of expected volatility											3 years
Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											0.00%	0.00%
Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											225.00%	150.00%
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											7,160,764	627,081	2,293,940
Restricted share units | Key employees LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											5,900,000
Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											800,000
Performance share units and restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio	1.005865															1.107723	1.003733	1.5440
Expense from share-based payment transactions with employees | €											€ 92	€ 54	€ 85
Unrecognized expense from share-based payment transactions with employees | €											€ 112
Unrecognized expense from share-based payment transactions with employees, period of recognition											1 year 7 months
2019-2021 LTIP - Cliff Vest
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		1
2019-2021 LTIP - Cliff Vest | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											900,000
2019-2021 LTIP - Cliff Vest | Restricted share units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)											400,000
2017-2021 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			0.3333333333		0.3333333333
Number of other equity instruments granted in share-based payment arrangement (in shares)												2,400,000
Cumulative vesting percent			100.00%
2017-2021 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period												5 years
2017-2021 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					0.3333333333		0.3333333333	0.3333333333
Number of other equity instruments granted in share-based payment arrangement (in shares)												580,000
2016-2018 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								0.5	0.5
Number of other equity instruments granted in share-based payment arrangement (in shares)													2,260,000
2016-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria													50.00%
2016-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent													0.00%
2016-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent												100.00%
2016-2018 LTIP | Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Requisite service period													2 years
2016-2018 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement											1
Number of other equity instruments granted in share-based payment arrangement (in shares)													2,290,000
2014-2018 LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								0.3333333333	0.3333333333	0.3333333333
2014-2018 LTIP | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								1
2014-2018 LTIP | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)												100,000			14,710,000
Cumulative vesting percent								100.00%
2014-2018 LTIP | Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria															50.00%
Performance measurement period															5 years
2014-2018 LTIP | Performance share units, net income | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent															0.00%
2014-2018 LTIP | Performance share units, net income | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent															100.00%
2014-2018 LTIP | Performance share units, total shareholder return | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent															0.00%
2014-2018 LTIP | Performance share units, total shareholder return | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent															150.00%
2014-2018 LTIP | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)												50,000		90,000	5,200,000